Share-based Compensation (Tables) - Long-Term Incentive Plan 2015	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Summary of awards granted

			Fair value at grant
Awards	Number	Grant date	date
RCUs	26,308	April 1, 2019	$22.99
PCUs	26,308	April 1, 2019	$22.99
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1, 2020	$2.02
RCUs	98,255	April 1, 2021	$2.75
PCUs	98,255	April 1, 2021	$2.75
RCUs	21,663	September 14,2021	$4.09
PCUs	21,663	September 14,2021	$4.09

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(220,177)	—	(1,816)
Outstanding as of December 31, 2020	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(5,984)	—	(140)
Outstanding as of December 31, 2021	203,912	1.86	674
PCUs
Outstanding as of January 1, 2020	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(213,955)	—	(1,668)
Forfeited during the year	(6,222)	—	(148)
Outstanding as of December 31, 2020	89,978	2.04	446
Granted during the year	119,918	—	368
Vested during the year	(2,992)	—	(70)
Forfeited during the year	(2,992)	—	(70)
Outstanding as of December 31, 2021	203,912	1.86	674